Fair value measurement and hierarchy (Details) - Volatility	May 31, 2025	Nov. 30, 2024	Dec. 13, 2023
Series A Convertible Preferred Shares
Fair value measurement and hierarchy
Percentage of fair value of derivative liability on volatility rate		85.00%	70.00%
Series B Convertible Preferred Shares
Fair value measurement and hierarchy
Percentage of fair value of derivative liability on volatility rate		90.00%
Derivatives
Fair value measurement and hierarchy
Percentage of fair value of derivative liability to determine remaining contractual life	99.00%